Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables present total revenue, net of interest expense, on a FTE basis and net income (loss) for 2011, 2010 and 2009, and total assets at December 31, 2011 and 2010 for each business segment, as well as All Other.

Business Segments

At and for the Year Ended December 31	Total Corporation (1)			Consumer & Business Banking (2)			Consumer Real Estate Services
(Dollars in millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Net interest income (FTE basis)	$45,588	$52,693	$48,410	$21,377	$24,298	$25,427	$3,207	$4,662	$4,961
Noninterest income (loss)	48,838	58,697	72,534	11,496	13,883	19,966	(6,361)	5,667	11,677
Total revenue, net of interest expense (FTE basis)	94,426	111,390	120,944	32,873	38,181	45,393	(3,154)	10,329	16,638
Provision for credit losses	13,410	28,435	48,570	3,490	11,647	27,688	4,524	8,490	11,244
Amortization of intangibles	1,509	1,731	1,978	759	870	1,006	11	38	63
Goodwill impairment	3,184	12,400	—	—	10,400	—	2,603	2,000	—
Other noninterest expense	75,581	68,977	64,735	16,945	17,309	16,278	19,190	12,768	11,350
Income (loss) before income taxes	742	(153)	5,661	11,679	(2,045)	421	(29,482)	(12,967)	(6,019)
Income tax expense (benefit) (FTE basis)	(704)	2,085	(615)	4,227	3,089	189	(10,009)	(4,070)	(2,185)
Net income (loss)	$1,446	$(2,238)	$6,276	$7,452	$(5,134)	$232	$(19,473)	$(8,897)	$(3,834)
Year-end total assets	$2,129,046	$2,264,909		$520,503	$510,986		$163,712	$212,412

				Global Banking			Global Markets
				2011	2010	2009	2011	2010	2009
Net interest income (FTE basis)				$9,490	$10,064	$10,274	$3,682	$4,332	$5,584
Noninterest income				7,828	7,684	6,380	11,103	14,786	14,966
Total revenue, net of interest expense (FTE basis)				17,318	17,748	16,654	14,785	19,118	20,550
Provision for credit losses				(1,118)	1,298	8,418	(56)	30	366
Amortization of intangibles				102	121	141	66	66	65
Other noninterest expense				8,786	8,551	7,933	12,170	11,703	10,040
Income before income taxes				9,548	7,778	162	2,605	7,319	10,079
Income tax expense (FTE basis)				3,501	2,887	27	1,620	3,073	2,968
Net income				$6,047	$4,891	$135	$985	$4,246	$7,111
Year-end total assets				$349,473	$311,113		$501,825	$537,945

				Global Wealth & Investment Management			All Other (2)
				2011	2010	2009	2011	2010	2009
Net interest income (FTE basis)				$6,052	$5,682	$5,885	$1,780	$3,655	$(3,721)
Noninterest income				11,344	10,609	9,924	13,428	6,068	9,621
Total revenue, net of interest expense (FTE basis)				17,396	16,291	15,809	15,208	9,723	5,900
Provision for credit losses				398	646	1,060	6,172	6,324	(206)
Amortization of intangibles				438	458	480	133	178	223
Goodwill impairment				—	—	—	581	—	—
Other noninterest expense				13,919	12,751	11,617	4,571	5,895	7,517
Income (loss) before income taxes				2,641	2,436	2,652	3,751	(2,674)	(1,634)
Income tax expense (benefit) (FTE basis)				969	1,083	953	(1,012)	(3,977)	(2,567)
Net income				$1,672	$1,353	$1,699	$4,763	$1,303	$933
Year-end total assets				$284,062	$296,478		$309,471	$395,975

(1)	There were no material intersegment revenues.

(2)	2011 and 2010 are presented in accordance with new consolidation guidance. 2009 CBB results are presented on a managed basis with a corresponding offset recorded in All Other.

Reconciliation Of Consolidated Net Income Of Business Segments [Table Text Block]

The following tables present a reconciliation of the five business segments’ total revenue, net of interest expense, on a FTE basis, and net income (loss) to the Consolidated Statement of Income, and total assets to the Consolidated Balance Sheet. The adjustments presented in the following tables include consolidated income, expense and asset amounts not specifically allocated to individual business segments.

Business Segment Reconciliations

(Dollars in millions)	2011	2010	2009
Segments’ total revenue, net of interest expense (FTE basis)	$79,218	$101,667	$115,044
Adjustments:
ALM activities	7,576	1,899	536
Equity investment income	7,044	4,574	10,586
Liquidating businesses	2,708	5,157	6,972
FTE basis adjustment	(972)	(1,170)	(1,301)
Managed securitization impact to total revenue, net of interest expense	n/a	n/a	(11,399)
Other	(2,120)	(1,907)	(795)
Consolidated revenue, net of interest expense	$93,454	$110,220	$119,643
Segments’ net income (loss)	$(3,317)	$(3,541)	$5,343
Adjustments, net of taxes:
ALM activities	498	(2,476)	(5,828)
Equity investment income	4,438	2,882	6,669
Liquidating businesses	(94)	727	462
Merger and restructuring charges	(402)	(1,146)	(1,714)
Other	323	1,316	1,344
Consolidated net income (loss)	$1,446	$(2,238)	$6,276

		December 31
		2011	2010
Segments’ total assets		$1,819,575	$1,868,934
Adjustments:
ALM activities, including securities portfolio		611,793	641,494
Equity investments		7,002	34,272
Liquidating businesses		29,741	43,291
Elimination of segment excess asset allocations to match liabilities		(495,439)	(460,107)
Other		156,374	137,025
Consolidated total assets		$2,129,046	$2,264,909
n/a = not applicable

Reconciliation of Assets from Segment to Consolidated [Table Text Block]

The following tables present a reconciliation of the five business segments’ total revenue, net of interest expense, on a FTE basis, and net income (loss) to the Consolidated Statement of Income, and total assets to the Consolidated Balance Sheet. The adjustments presented in the following tables include consolidated income, expense and asset amounts not specifically allocated to individual business segments.

Business Segment Reconciliations

(Dollars in millions)	2011	2010	2009
Segments’ total revenue, net of interest expense (FTE basis)	$79,218	$101,667	$115,044
Adjustments:
ALM activities	7,576	1,899	536
Equity investment income	7,044	4,574	10,586
Liquidating businesses	2,708	5,157	6,972
FTE basis adjustment	(972)	(1,170)	(1,301)
Managed securitization impact to total revenue, net of interest expense	n/a	n/a	(11,399)
Other	(2,120)	(1,907)	(795)
Consolidated revenue, net of interest expense	$93,454	$110,220	$119,643
Segments’ net income (loss)	$(3,317)	$(3,541)	$5,343
Adjustments, net of taxes:
ALM activities	498	(2,476)	(5,828)
Equity investment income	4,438	2,882	6,669
Liquidating businesses	(94)	727	462
Merger and restructuring charges	(402)	(1,146)	(1,714)
Other	323	1,316	1,344
Consolidated net income (loss)	$1,446	$(2,238)	$6,276

		December 31
		2011	2010
Segments’ total assets		$1,819,575	$1,868,934
Adjustments:
ALM activities, including securities portfolio		611,793	641,494
Equity investments		7,002	34,272
Liquidating businesses		29,741	43,291
Elimination of segment excess asset allocations to match liabilities		(495,439)	(460,107)
Other		156,374	137,025
Consolidated total assets		$2,129,046	$2,264,909
n/a = not applicable